FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002

Check here if Amendment [X]; Amendment Number:1

Institutional Investment Management Filing this Report:

Name: Sands Capital Management, Inc.
            1100 Wilson Boulevard, Suite 3050
            Arlington, VA    22209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert C. Hancock
Title: Chief Operating Officer & Chief Compliance Officer
Phone: 703-562-4000
Signature, Place and Date of Signing:

Robert C. Hancock Arlington, Virginia June 14, 2005

Report Type (Check only one):

[X] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:
NONE

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 41

Form 13F Information Table Value Total:  1415589(in thousands)

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

                                                       FORM 13F INFORMATION TABLE
                                               Value    Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer     Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Advent Software       COM         007974108    9113    795975   SH    SOLE                            795975
Allergan              COM         018490102   29449    541345   SH    SOLE                            541345
Amgen                 COM         031162100   27822    667215   SH    SOLE                            667215
Applied Materials     COM         038222105    1101     95338   SH    SOLE                             95338
Auto Data Processing  COM         053015103    1928     55477   SH    SOLE                             55477
BP Amoco              SPON ADR    055622104     231      5805   SH    SOLE                              5805
Bed, Bath & Beyond    COM         075896100   27369    840330   SH    SOLE                            840330
Brocade Comms Systems COM         111621108     168     22345   SH    SOLE                             22345
Capital One Financial COM	    14040H105   54849   1570713   SH    SOLE                           1570713
Ciena                 COM         171779101     101     34320   SH    SOLE                             34320
Cisco Systems         COM         17275R102   72094   6879279   SH    SOLE                           6879279
Citigroup             COM         172967101     346     11700   SH    SOLE                             11700
Dell Computer         COM         247025109   61861   2631304   SH    SOLE                           2631304
Ebay, Inc.            COM         278642103   83916   1589029   SH    SOLE                           1589029
First Data Corp       COM         319963104   74552   2667348   SH    SOLE                           2667348
Genentech Inc.        COM         368710406   40418   1238680   SH    SOLE                           1238680
General Electric      COM         369604103   68843   2792842   SH    SOLE                           2792842
Harley-Davidson       COM         412822108  117360   2526592   SH    SOLE                           2526592
Home Depot            COM         437076102   50146   1921304   SH    SOLE                           1921304
Intel Corp            COM         458140100   37615   2708133   SH    SOLE                           2708133
JDS Uniphase          COM         46612J101      70     36426   SH    SOLE                             36426
Johnson & Johnson     COM         478160104   40082    741168   SH    SOLE                            741168
Kohls Corp	      COM         500255104   61097   1004725   SH    SOLE                           1004725
Lowes Companies	      COM         548661107    1146     27700   SH    SOLE                             27700
MBNA Corp             COM         55262L950   24506   1333330   SH    SOLE                           1333330
Medtronic             COM         585055106   77263   1834369   SH    SOLE                           1834369
Microsoft             COM         594918104  103310   2361919   SH    SOLE                           2361919
Moody's Corp          COM         615369105   30335    625480   SH    SOLE                            625480
Nokia Corp            SPON ADR    654902204     449     33900   SH    SOLE                             33900
Pfizer                COM         717081103   59203   2040109   SH    SOLE                           2040109
Price Group           COM         74144T108    1005     40300   SH    SOLE                             42300
Qualcomm              COM         747525103   30829   1116210   SH    SOLE                           1116210
SEI Investment        COM         784117103   24279   1016750   SH    SOLE                           1016750
Starbucks             COM         855244109   56227   2724180   SH    SOLE                           2724180
Texas Instruments     COM         882508104     320     21690   SH    SOLE                             21690
Tiffany & Co.         COM         886547108   34130   1592629   SH    SOLE                           1592629
Veritas Software      COM         923436109    2316    157877   SH    SOLE                            157877
Vitesse Semiconductor COM         928497106       6     10140   SH    SOLE                             10140
Wal-Mart              COM         931142103   81639   1657999   SH    SOLE                           1657999
Walgreen              COM         931422109   27913    907445   SH    SOLE                            907445
Xilinx                COM         983919101     182     11540   SH    SOLE                             11540